Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($)	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Local	$ (62,732)	$ (1,528)
Total	(102,954)	(167,096)
Seychelles [Member]
Foreign
Hong Kong [Member]
Foreign	(2,880)
China [Member]
Foreign	$ (37,342)	$ (165,568)